Note L - Employee Benefits	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

Note L - Employee Benefits

The Bank has a profit-sharing plan for the benefit of its employees and their beneficiaries. Contributions to the plan are determined by the Board of Directors of Ohio Valley. Contributions charged to expense were $227, $222, and $218 for 2013, 2012 and 2011.

Ohio Valley maintains an Employee Stock Ownership Plan (ESOP) covering substantially all employees of the Company. Ohio Valley issues shares to the ESOP, purchased by the ESOP with subsidiary cash contributions, which are allocated to ESOP participants based on relative compensation. The total number of shares held by the ESOP, all of which have been allocated to participant accounts, were 310,964 and 280,028 at December 31, 2013 and 2012.  In addition, the subsidiaries made contributions to its ESOP Trust as follows:

	Years ended December 31
	2013	2012	2011

Number of shares issued	28,634	32,765	26,500

Fair value of stock contributed	$640	$617	$497

Cash contributed	73	82	65

Total expense	$713	$699	$562

Life insurance contracts with a cash surrender value of $23,018 and annuity assets of $1,922 at December 31, 2013 have been purchased by the Company, the owner of the policies.  The purpose of these contracts was to replace a current group life insurance program for executive officers, implement a deferred compensation plan for directors and executive officers, implement a director retirement plan and implement supplemental retirement plans for certain officers.  Under the deferred compensation plan, Ohio Valley pays each participant the amount of fees deferred plus interest over the participant’s desired term, upon termination of service.  Under the director retirement plan, participants are eligible to receive ongoing compensation payments upon retirement subject to length of service.  The supplemental retirement plans provide payments to select executive officers upon retirement based upon a compensation formula determined by Ohio Valley’s Board of Directors.  The present value of payments expected to be provided are accrued during the service period of the covered individuals and amounted to $5,297 and $4,919 at December 31, 2013 and 2012. Expenses related to the plans for each of the last three years amounted to $787, $536, and $318. In association with the split-dollar life insurance plan, the present value of the postretirement benefit totaled $2,152 at December 31, 2013 and $2,041 at December 31, 2012.